K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 14, 2023

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       American Beacon Select Funds

File Nos. 333-88343 and 811-09603

Post-Effective Amendment No. 45

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Select Funds (the “Trust”) is Post-Effective Amendment No. 45 to the Trust’s currently effective Registration Statement on Form N-1A relating to the shares of beneficial interest in the American Beacon GLG Natural Resources ETF (the “Fund”), a new series of the Trust. This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.

The purpose of this filing is to add the Fund as a new series of the Trust. This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

The Trust elects that this filing become effective on February 1, 2024, pursuant to Rule 485(a) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9475.

Very truly yours,

/s/ Stacy L. Fuller
Stacy L. Fuller

Attachments

cc:    Rosemary Behan

American Beacon Advisors, Inc.